Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities
The breakdown of "Payables and other current liabilities" of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Payables	12,640	12,138
Trade payables	7,783	7,612
Payables to suppliers of property, plant and equipment	2,803	2,763
Debt for spectrum acquisition	227	218
Other payables	1,299	1,176
Dividends pending payment	121	166
Payables to associates and joint ventures (Note 10)	407	203
Other current liabilities	1,966	1,819
Contract liabilities (Note 23)	1,064	1,035
Deferred revenue	113	98
Advances received	533	465
Short-term insurance and reinsurance contracts liabilities	236	197
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)	20	24
Total	14,606	13,957

Schedule Of Current Portion Of Long Term Debt
"Current debt for spectrum acquisition" as of December 31, 2024 and December 31, 2023, is detailed below:

Millions of euros	12/31/2024	12/31/2023
Telefónica Germany	107	107
Telefónica Colombia	60	10
Telefónica Brazil	10	66
Telefónica Spain	32	7
Telefónica Ecuador	15	16
Telefónica Uruguay	3	12
Total	227	218

Schedule of Current Other Payables
The composition of current "Other payables" at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Accrued employee benefits	610	621
Other non-financial non-trade payables	689	555
Total	1,299	1,176

Schedule of Average Payment Period to Suppliers
In accordance with the aforementioned Law 15/2010, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2024	2023
Number of days
Weighted average maturity period	51	51
Ratio of payments	52	53
Ratio of outstanding invoices	39	39
Millions of euros
Total payments	8,424	7,897
Outstanding invoices	1,221	1,211

Schedule of Changes in Provision Law 18/2022
On October 19, 2022, Law 18/2022, of September 28, on the creation and growth of companies, came into force, which modifies the third additional provision of Law 15/2010. The new standard establishes the obligation to publish in annual accounts, in addition to the information already required, the monetary volume and number of invoices paid in a period less than the maximum established in the late payment regulations, and the percentage they represent of the total number of invoices and on the total monetary payments to its suppliers. This information for the 2024 and 2023 financial years is shown below:

	2024	2023
Monetary volume of invoices paid in a period less than the maximum established in the regulations (millions of euros)	5,406	4,558
Percentage of total payments	64%	58%
Number of invoices paid in a period less than the maximum established in the regulations	157,640	141,862
Percentage of the total number of invoices paid	58%	51%